Consolidated Statements of Cash Flows	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,068,979	$ 521,029	$ 3,479,011	$ 11,679,107
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	171,527	21,964	411,742	411,614
Provision for doubtful accounts	2,154,945	275,939	540,000	617,014
Amortization of right-of-use asset	727,315	93,131	480,138	472,180
Change in offering cost	628,100	80,428
Interest of lease liabilities	35,832	4,587	14,362	11,710
Deferred income tax	(355,566)	(45,530)
Change in operating assets and liabilities
Accounts receivable	(4,889,609)	(626,110)	1,405,370	(3,863,560)
Prepayments and other receivables	(148,330)	(18,994)	29,802	(51,851)
Accruals and other payables	(139,705)	(17,889)	146,735	(713,475)
Contract liabilities	352,747	45,169	878,473	218,516
Operating lease liabilities	(757,329)	(96,975)	(516,001)	(451,500)
Taxes payables	880,075	112,694	197,309	1,862,356
Net cash provided by operating activities	2,728,981	349,443	7,066,941	10,192,111
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of office equipment	(31,378)	(4,018)	(12,129)
Due from a director	37,938	4,858	(37,938)	(4,162,094)
Due from related parties				(926,993)
Net cash provided by (used in) investing activities	6,560	840	(50,067)	(5,089,087)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend distribution			(2,300,186)
Deferred offering costs			(2,172,377)
Due to a director	6,358,430	814,192
Due to related parties	1,177,928	150,833
Repayment of bank borrowings	(453,593)	(58,082)	(75,242)
Proceeds from bank borrowings				3,483,000
Net cash provided by (used in) financing activities	7,082,765	906,943	(4,547,805)	3,483,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	9,818,306	1,257,226	2,469,069	8,586,024
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	15,478,505	1,982,010	13,009,436	4,423,412
CASH AND CASH EQUIVALENTS AT END OF YEAR	25,296,811	3,239,236	15,478,505	13,009,436
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	6,115	783	315,120	54,334
Cash paid for interest	108,259	13,863	97,167	8,158
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Termination of operating lease right-of-use assets and operating lease liabilities	128,418	16,444
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,750,851	224,195		962,639
Dividend payable offset against amount due from director and related parties			$ 12,699,814